united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 4/30/15

Item 1. Reports to Stockholders.

West Shore Real Return Income Fund

Class A shares: AWSFX
Class I shares: IWSFX
Class N shares: NWSFX
Class R shares: RWSFX

Annual Report

April 30, 2015

Distributed by Northern Lights Distributors, LLC
Member FINRA

Management Discussion of Fund Performance

In the fund’s first full year of operation the fund’s return was -1.57% as of April 30th, 2015. A significant factor in the decline was the failure of the global economy to register much in the way of inflation. In fact, global central banks remain in the process of combating deflation through the process of asset purchases with newly created bank reserves. The process, called quantitative easing, is designed to foster credit creation but has done little but foster an increase in the values of financial assets while the economies that support those assets languish. Real assets, like precious metals, declined as the paper assets grew in relative value. While the fund owns financial assets it also owns a fair amount of precious metals, a class that remains out of favor.

We remain convinced that financial assets as a group will have difficulty generating a cash flow sufficient to justify their current value. If one chooses to use the word “bubble” we would have little argument. In the past fifteen years we have witnessed two others and each resulted in a financial crisis that needed severe remediation. Each was the result of attempts to engender credit creation beyond what was necessary for the economy. Each also went further and lasted longer as the system grew in size and proportion. Each lowered interest rates to levels below that of the previous boom. Today short term rates are near zero in the U.S. and negative in certain parts of the world. This reflects an ideological preference for cheapening the value of money itself as a means toward uplifting economies. We don’t see it working. Instead we see the punishment of those holding cash or saving, in favor of those who throw caution to the wind.

At this point we believe that the economic ideology will need discrediting for there to be relief. The financial markets can often take on a cult-like appearance as investors follow a leader as opposed to a discipline. Today’s leaders are those in charge of central banks. Nevertheless they are people, bureaucrats at heart, and mostly well-meaning. However, the long-term record of their organizations is poor yet they are permitted to control the value of your money.

As stewards of your money we have chosen the route of time-tested discipline with a view that the financial system will need more than a new coat of paint, purchased with credit, when it is stressed to the limit again. It will need a gut rehab and a grounding in rules instead of the informed opinion of human beings. Our legal system operates this way. That means a return to valuing money on real assets, which are what inalienable rights are to our legal system.

3386-NLD-6/3/2015

WEST SHORE REAL RETURN INCOME FUND

PORTFOLIO REVIEW (Unaudited)

April 30, 2015

The Fund’s performance figures* for the periods ended April 30, 2015, compared to its benchmarks:

		Inception** -
	One Year	April 30, 2015
West Shore Real Return Income Fund – Class A	(1.68)%	1.82%
West Shore Real Return Income Fund – Class A with load	(7.37)%	(2.41)%
West Shore Real Return Income Fund – Class I	(1.57)%	1.92%
West Shore Real Return Income Fund – Class N	(1.89)%	1.68%
West Shore Real Return Income Fund – Class R	(1.59)%	1.89%
Barclays U.S. TIPS Index	2.48%	4.02%
Consumer Price Index	0.89%	(0.11)%
*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 2.58% for Class A, 2.18% for Class I shares, 2.43% for Class N shares and 2.68% for Class R shares per the August 28, 2014, prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-973-8637 (1-855-WSFUNDS).

**	The Fund’s inception date is December 6, 2013.

Barclays U.S. TIPS Index measures the performance of the U.S. Treasury Inflation Protected Securities (“TIPS”) market. The index includes TIPS with one or more years remaining maturity with total outstanding issue size of $500m or more.

The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Comparison of the Change in Value of a $10,000 Investment

WEST SHORE REAL RETURN INCOME FUND
PORTFOLIO REVIEW (Unaudited) (Continued)
April 30, 2015

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets

Common Stocks	27.9%
Private Investments	14.0%
Exchange Traded Funds	8.8%
U.S. Treasury Notes / Bonds	9.3%
Preferred Stocks	5.6%
Mutual Funds	5.3%
Other, Cash & Cash Equivalents	29.1%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Annual Report for a detailed analysis of the Fund’s holdings.

West Shore Real Return Income Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
April 30, 2015

Shares		Fair Value
	COMMON STOCKS - 27.9%
	AGRICULTURE - 2.0%
10,927	Altria Group, Inc.	$546,896
3,900	Reynolds American, Inc.	285,870
		832,766
	ELECTRIC - 3.4%
9,754	American Electric Power Co., Inc.	554,710
16,000	GDF Suez	325,200
200,000	Hera Spa	528,309
		1,408,219
	ENVIRONMENTAL CONTROL - 0.5%
313,000	Sound Global Ltd. * **	195,312

	INVESTMENT COMPANIES - 4.0%
65,200	CK Hutchison Holdings LTD	1,417,355
100,800	Sprott Resource Corp. *	84,168
30,000	Uranium Participation Corp. *	138,355
		1,639,878
	MINING - 5.1%
12,996	Franco-Nevada Corp.	673,583
10,438	Royal Gold, Inc.	673,564
60,000	Sandstorm Gold Ltd. *	214,800
26,294	Silver Wheaton Corp.	519,044
		2,080,991
	OIL & GAS - 0.9%
3,215	Chevron Corp.	357,058

	PHARMACEUTICALS - 1.6%
3,000	Glaxosmithkline PLC - ADR	138,450
8,626	Merck & Co., Inc.	513,765
		652,215
	PIPELINES - 3.9%
7,350	Enbridge Energy Partners LP	272,979
8,212	Energy Transfer Partners LP	474,489
10,778	Enterprise Products Partners LP	369,146
9,661	Plains All American Pipeline LP	484,113
		1,600,727
	REAL ESTATE - 2.3%
334,600	Capitaland Ltd.	932,322

	REAL ESTATE INVESTMENT TRUSTS - 1.3%
425,000	Mapletree Industrial Trust	514,250

	TRANSPORTATION - 2.1%
8,954	BCE, Inc.	394,961
700,000	Hutchison Port Holdings Trust	474,250
		869,211

See accompanying notes to consolidated financial statements.

West Shore Real Return Income Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2015

Shares		Fair Value
	WATER - 0.8%
1,000,000	Thai Tap Water Supply PCL	$341,916

	TOTAL COMMON STOCKS (Cost $10,680,478)	11,424,865

	EXCHANGE TRADED FUNDS - 8.8%
	COMMODITY FUND - 1.8%
63,000	Merk Gold Trust *	743,400

	DEBT FUNDS - 3.4%
29,500	Global X SuperIncome Preferred ETF	433,945
40,000	PowerShares Chinese Yuan Dim Sum Bond Portfolio	974,200
		1,408,145
	EQUITY FUNDS - 3.6%
50,864	Global X Uranium ETF	597,143
3,400	iShares Currency Hedged MSCI Germany ETF	92,072
9,000	iShares MSCI Germany ETF	266,580
26,000	Market Vectors Russia ETF	512,200
		1,467,995

	TOTAL EXCHANGE TRADED FUNDS (Cost $3,756,794)	3,619,540

	MUTUAL FUNDS - 5.3%
	CLOSED-ENDED FUNDS - 5.3%
54,824	BlackRock Resources & Commodities Strategy Trust	542,758
46,355	Global High Income Fund, Inc.	417,195
85,000	Sprott Physical Gold Trust * - Canadian Mutual Fund	831,300
28,000	Sprott Physical Silver Trust * - Canadian Mutual Fund	175,000
5,000	Tortoise Energy Infrastructure Corp.	222,000
	TOTAL MUTUAL AND CLOSED-ENDED FUNDS (Cost $2,431,322)	2,188,253

	PREFERRED STOCKS - 5.6%
20,000	Alcoa, Inc., 5.375% due 10/1/2017	912,400
50,000	CHS, Inc., 7.500% due 10/1/2017	1,393,500
	TOTAL PREFERRED STOCKS (Cost $2,341,722)	2,305,900

	PRIVATE INVESTMENT FUNDS - 14.0%
387,915	Caledonian Royalty Corp ^ **	2,016,223
400	Twentieth Century Masters Collection, LLC ^ ** #	2,000,000
1,447,427	wPraxis Fund Ltd.^ **	1,711,640
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $5,975,956)	5,727,863

	U.S. TREASURY NOTES - 4.3%
1,000,000	United States Treasury, 0%, due 2/15/2020	929,553
1,000,000	United States Treasury, 0%, due 2/15/2024	827,936
	TOTAL U.S. TREASURY NOTES (Cost $1,764,213)	1,757,489

	U.S. TREASURY BONDS - 5.0%
1,005,820	United States Treasury Inflation Indexed Bonds, 0.625%, due 1/15/2024	1,054,844
1,000,000	United States Treasury Inflation Indexed Bonds, 2.250% due11/15/2024	1,018,594
	TOTAL U.S. TREASURY BONDS (Cost $2,055,299)	2,073,438

See accompanying notes to consolidated financial statements.

West Shore Real Return Income Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2015

Shares		Fair Value
	SHORT-TERM INVESTMENT- 26.8%
	MONEY MARKET FUND - 26.8%
10,972,721	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio 0.03% + ^	$10,972,721
	TOTAL SHORT-TERM INVESTMENT (Cost $10,972,721)

	TOTAL INVESTMENTS - 97.7% (Cost $39,978,505) (a)	$40,070,069
	OTHER ASSETS LESS LIABILITIES - 2.3%	945,927
	NET ASSETS - 100.0%	$41,015,996

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $40,264,451 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,298,377
Unrealized Depreciation:	(1,492,759)
Net Unrealized Depreciation:	$(194,382)

ADR - American Depositary Receipt.

REITS - Real Estate Investment Trusts.

*	Non-Income producing security.

**	Illiquid security. Total illiquid securities represents 14.4% of net assets as of April 30, 2015.

#	Affiliated Fund. (See Note 6)

^	All or a portion of this investment is a holding of the West Shore Real Return Income (Cayman) Limited, a consolidated subsidiary.

+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2015.

Additional Information on Investments in Private Investment Funds

		Redemption		Underlying
Value	Security	Notice (Day)		Investment Strategy
2,016,224	Caledonian Royalty Corp	90		Commodity
2,000,000	Twentieth Century Masters Collection, LLC	730	(1)	Artwork
1,804,258	wPraxis Fund Ltd.	30		Global Macro

(1)	Redemption eligible after two years from initial purchase.

See accompanying notes to consolidated financial statements.

West Shore Real Return Income Fund
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2015

ASSETS
Investments in Securities at Fair Value (Identified cost $ 37,978,505)	$38,070,069
Investments in Affiliated Securities at Fair Value (Identified cost $ 2,000,000)	2,000,000
Receivable for securities sold	840,879
Receivable for Fund shares sold	75,000
Dividends and interest receivable	42,026
Receivable for foreign tax reclaims	15,293
Prepaid expenses and other assets	77,668
TOTAL ASSETS	41,120,935

LIABILITIES
Payable for Fund shares repurchased	43,000
Investment advisory fees payable	13,781
Distribution (12b-1) fees payable	94
Accrued expenses and other liabilities	48,064
TOTAL LIABILITIES	104,939
NET ASSETS	$41,015,996

Net Assets Consist Of:
Paid in capital	$41,232,584
Accumulated net investment loss	(315,368)
Accumulated net realized gain from security transactions	8,402
Net unrealized appreciation of investments	90,378
NET ASSETS	$41,015,996

See accompanying notes to consolidated financial statements.

West Shore Real Return Income Fund
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Continued)
April 30, 2015

Net Asset Value Per Share:
Class A Shares:
Net Assets ($0 par value, unlimited shares authorized)	$10
Shares of beneficial interest outstanding	1
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.18	*
Maximum offering price per share (maximum sales charge of 5.75%) (a) (b)	$10.80

Class I Shares:
Net Assets ($0 par value, unlimited shares authorized)	$40,555,995
Shares of beneficial interest outstanding	3,980,794
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.19	**

Class N Shares:
Net Assets ($0 par value, unlimited shares authorized)	$459,981
Shares of beneficial interest outstanding	45,286
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.16	**

Class R Shares:
Net Assets ($0 par value, unlimited shares authorized)	$10
Shares of beneficial interest outstanding	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.19	*

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge.

(b)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 2.00%.

*	NAV may recalculate due to rounding of shares.

**	The NAV and offering price shown above differs from the traded NAV on April 30, 2015 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to consolidated financial statements.

West Shore Real Return Income Fund
CONSOLIDATED STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2015

INVESTMENT INCOME
Dividends	$857,490
Other Income	64,130
Interest	3,911
Less: Foreign withholding taxes	(24,795)
TOTAL INVESTMENT INCOME	900,736

EXPENSES
Investment advisory fees	457,186
Distribution (12b-1) fees:
Class A	10
Class N	1,068
Transfer agent fees	64,623
Legal fees	58,936
Administrative services fees	50,852
Accounting services fees	42,431
Audit fees	25,550
Compliance officer fees	20,516
Printing and postage expenses	19,573
Trustees fees and expenses	14,424
Custodian fees	13,331
Registration fees	10,001
Non 12b-1 shareholder servicing	6,914
Insurance expense	3,835
Other expenses	9,505
TOTAL EXPENSES	798,755

Plus: Recapture of fees waived/reimbursed by the Adviser	2,975

NET EXPENSES	801,730
NET INVESTMENT INCOME	99,006

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Security transactions	94,746
Foreign currency transactions	(84,586)
10,160
Net unrealized loss from:
Investments	(934,533)
Foreign currency translations	(1,205)
(935,738)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(925,578)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(826,572)

See accompanying notes to consolidated financial statements.

West Shore Real Return Income Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	April 30, 2015	April 30, 2014 ^
FROM OPERATIONS
Net investment income (loss)	$99,006	$(47,988)
Net realized gain(loss) from security transactions and foreign currency transactions	10,160	54,414
Distributions of capital gains from underlying investment companies	—	1,643
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	(935,738)	1,026,116
Net increase (decrease) in net assets resulting from operations	(826,572)	1,034,185

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class I	(321,602)
Class N	(3,229)
From net investment income:
Class I	(92,895)	(5,797)
Class N	(676)	(2)
Net decrease in net assets resulting from distributions to shareholders	(418,402)	(5,799)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	—	11,327
Class I	9,882,162	58,956,300
Class N	245,210	315,356
Class R	—	10
Net asset value of shares issued in reinvestment of distributions:
Class I	15,601	6
Class N	3,882	2
Redemption fee proceeds:
Class A	—	1
Class I	2,420	3,962
Class N	20	14
Payments for shares redeemed:
Class A	(11,308)	(9)
Class I	(13,449,349)	(14,649,824)
Class N	(93,199)	—
Net increase (decrease) in net assets resulting from shares of beneficial interest	(3,404,561)	44,637,145

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,649,535)	45,665,531

NET ASSETS
Beginning of Period	45,665,531	—
End of Period*	$41,015,996	$45,665,531
* Includes accumulated net investment loss of:	$(315,368)	$(43,357)

^	The West Shore Real Return Income Fund commenced operations on December 6, 2013.

See accompanying notes to consolidated financial statements.

West Shore Real Return Income Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Period Ended
	April 30, 2015	April 30, 2014 ^
SHARE ACTIVITY
Class A:
Shares Sold	—	1,086
Shares Redeemed	(1,084)	(1)
Net increase (decrease) in shares of beneficial interest outstanding	(1,084)	1,085

Class I:
Shares Sold	965,690	5,809,677
Shares Reinvested	1,536	1
Shares Redeemed	(1,331,497)	(1,464,613)
Net increase (decrease) in shares of beneficial interest outstanding	(364,271)	4,345,065

Class N:
Shares Sold	23,812	30,372
Shares Reinvested	382	0 *
Shares Redeemed	(9,280)	—
Net increase in shares of beneficial interest outstanding	14,914	30,372

Class R:
Shares Sold	—	1
Net increase in shares of beneficial interest outstanding	—	1

^	The West Shore Real Return Income Fund commenced operations on December 6, 2013.

*	Amount of shares is less than 1.

See accompanying notes to consolidated financial statements.

West Shore Real Return Income Fund

STATEMENT OF CASH FLOWS

For the Year Ended April 30, 2015

Cash flows from operating activities:
Net increase in net assets resulting from operations	$(826,572)
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(30,698,532)
Proceeds from sales	23,611,631
Net short term purchases	12,164,434

Net realized gain from investments	94,746
Net unrealized loss from foreign currency	(1,205)
Net unrealized (appreciation)/depreciation from investments and foreign currency translations	934,533
Net Accretion of Discounts	15,507

Changes in assets and liabilities
(Increase)/Decrease in assets:
Receivable for Securities Sold	(840,879)
Dividends and Interest Receivable	(6,574)
Receivable for Foreign Tax Reclaims	(12,235)
Prepaid Expenses and Other Assets	(70,464)
Increase/(Decrease) in liabilities:
Investment Advisory Fees Payable	(9,744)
Payable for Securities Purchased	(490,169)
Fees Payable to Other Affiliates	(10,018)
Distribtion (12b-1) Fees Payable	45
Accrued Expenses and Other Liabilities	459
Net cash used in operating activities	3,854,963

Cash flows from financing activities:
Receivable for Fund Shares Sold	(75,000)
Payable for Fund Shares Repurchased	43,000
Proceeds from shares sold	10,127,372
Payment on shares redeemed	(13,551,416)
Cash distributions paid	(398,919)
Net cash provided by financing activities	(3,854,963)

Net decrease in cash	—
Cash at beginning of period	—
Cash at end of period	—

Supplemental disclosure of non-cash activity:
Noncash financing activities not included herein consists of reinvestment of dividends	$19,483

See accompanying notes to consolidated financial statements.

West Shore Real Return Income Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Period Ended
Class A	April 30, 2015	April 30, 2014 (1)
Net asset value, beginning of period	$10.43	$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.02	(0.04)
Net realized and unrealized gain (loss) on investments	(0.19)	0.47
Total from investment operations	(0.17)	0.43

Less distributions from:
Net realized gains	(0.08)	—
Total distributions	(0.08)	—

Paid-in-Capital From Redemption Fees (7)	0.00	0.00

Net asset value, end of period	$10.18	$10.43

Total return (3)(6)	(1.68)%	4.30%

Net assets, at end of period (000s)	$10 (9)	$11

Ratio of gross expenses to average net assets (4)(5)	2.14%	2.58%
Ratio of net expenses to average net assets (5)	2.15%	2.15%
Ratio of net investment income (loss) to average net assets (5)(8)	0.21%	(0.99)%
Portfolio Turnover Rate (6)	101%	8%

(1)	The West Shore Real Return Income Fund’s Class A shares commenced operations on December 6, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total Returns for periods less than one year are not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Not Annualized.

(7)	Amount represents less than $0.01 per share.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Actual net assets, not truncated.

See accompanying notes to consolidated financial statements.

West Shore Real Return Income Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Period Ended
Class I	April 30, 2015		April 30, 2014 (1)
Net asset value, beginning of period	$10.43		$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.02		(0.02)
Net realized and unrealized gain (loss) on investments	(0.16)		0.45
Total from investment operations	(0.14)		0.43

Less distributions from:
Net investment income	(0.02)		(0.00	) (7)
Net realized gains	(0.08)		—
Total distributions	(0.10)		(0.00)

Paid-in-Capital From Redemption Fees (7)	0.00		0.00

Net asset value, end of period	$10.19		$10.43

Total return (3)(6)	(1.57)%		4.34%

Net assets, at end of period (000s)	$40,556		$45,337

Ratio of gross expenses to average net assets (4)(5)	1.74	% (10)	2.18%
Ratio of net expenses to average net assets (5)	1.75	% (9)	1.75%
Ratio of net investment income (loss) to average net assets (5)(8)	0.22%		(0.38)%
Portfolio Turnover Rate (6)	101%		8%

(1)	The West Shore Real Return Income Fund’s Class I shares commenced operations on December 6, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total Returns for periods less than one year are not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Not Annualized.

(7)	Amount represents less than $0.01 per share.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Represents the ratio of expenses to average net assets after Adviser recapture of waived/reimbursed fees from prior periods.

(10)	Represents ratio of expenses to average net assets before Adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to consolidated financial statements.

West Shore Real Return Income Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Period Ended
Class N	April 30, 2015		April 30, 2014 (1)
Net asset value, beginning of period	$10.43		$10.00

Activity from investment operations:
Net investment loss (2)	(0.00	) (7)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.17)		0.46
Total from investment operations	(0.17)		0.43

Less distributions from:
Net investment income	(0.02)		(0.00	) (7)
Net realized gains	(0.08)		—
Total distributions	(0.10)		(0.00)

Paid-in-Capital From Redemption Fees (7)	0.00		0.00

Net asset value, end of period	$10.16		$10.43

Total return (3)(6)	(1.89)%		4.32%

Net assets, at end of period (000s)	$460		$317

Ratio of gross expenses to average net assets (4)(5)	1.99	% (10)	2.43%
Ratio of net expenses to average net assets (5)	2.00	% (9)	2.00%
Ratio of net investment loss to average net assets (5)(8)	(0.04)%		(0.62)%
Portfolio Turnover Rate (6)	101%		8%

(1)	The West Shore Real Return Income Fund’s Class N shares commenced operations on December 6, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total Returns for periods less than one year are not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Not Annualized.

(7)	Amount represents less than $0.01 per share.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Represents the ratio of expenses to average net assets after Adviser recapture of waived/reimbursed fees from prior periods.

(10)	Represents ratio of expenses to average net assets before Adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to consolidated financial statements.

West Shore Real Return Income Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Period Ended
Class R	April 30, 2015	April 30, 2014 (1)
Net asset value, beginning of period	$10.43	$10.00

Activity from investment operations:
Net investment loss (2)	(0.57)	—
Net realized and unrealized gain (loss) on investments	0.41	0.43
Total from investment operations	(0.16)	0.43

Less distributions from:
Net realized gains	(0.08)	—
Total distributions	(0.08)	—

Net asset value, end of period	$10.19	$10.43

Total return (3)(6)	(1.59)%	4.30%

Net assets, at end of period (8)	$10	$10

Ratio of gross expenses to average net assets (4)(5)	2.24%	2.68%
Ratio of net expenses to average net assets (5)	2.25%	2.25%
Ratio of net investment income (loss) to average net assets (5)(7)	0.21%	(0.88)%
Portfolio Turnover Rate (6)	101%	8%

(1)	The West Shore Real Return Income Fund’s Class R shares commenced operations on December 6, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total Returns for periods less than one year are not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Not Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Actual net assets, not truncated.

See accompanying notes to consolidated financial statements.

West Shore Real Return Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

April 30, 2015

1.	ORGANIZATION

The West Shore Real Return Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on December 6, 2013. The investment objective is to seek a combination of capital growth and current income.

Consolidation of Subsidiary – West Shore Real Return Income (Cayman) Limited (WSRRIL) – The Consolidated Portfolio of Investments, Consolidated Statement of Asset and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the Fund include the accounts of WSRRIL, which is a wholly-owned and controlled foreign subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund offers Class A, Class I, Class N and Class R shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported consolidated amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Investments in private investment companies are valued utilizing the net asset valuations provided by the underlying private investment companies as a practical expedient. The Fund applies the practical expedient to its investments in private investment companies on an investment-by-investment basis,

West Shore Real Return Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

April 30, 2015

and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the net asset valuation.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

West Shore Real Return Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

April 30, 2015

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

West Shore Real Return Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

April 30, 2015

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2015, for the Funds’ assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$11,229,553	$—	$195,312	$11,424,865
Exchange Traded Funds	3,619,540	—	—	3,619,540
U.S. Treasury Notes / Bonds	—	3,830,927	—	3,830,927
Mutual Funds	2,188,253	—	—	2,188,253
Private Investment Funds	—	1,711,640	4,016,223	5,727,863
Preferred Stock	2,305,900	—	—	2,305,900
Money Market Funds	10,972,721	—	—	10,972,721
Total	$30,315,967	$5,542,567	$4,211,535	$40,070,069

*	Refer to the Schedule of Investments for classifications.

There were no transfers between Level 1, Level 2 and Level 3 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1, Level 2 and Level 3 at the end of the reporting period.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized within Level 3 of the fair value hierarchy as of April 30, 2015:

	Private Investment	Common
	Funds	Stocks
Beginning Balance	$2,000,000	$—
Total realized gain (loss)	—	—
Appreciation (Depreciation)	(478,845)	(115,106)
Cost of Purchases	2,495,068	310,418
Proceeds from Sales	—	—
Accrued Interest	—	—
Net transfers in/out of level 3	—	—
Ending Balance	$4,016,223	$195,312

Significant unobservable valuation inputs for Level 3 investments as of April 30,2015, are as follows:

	Fair Value at	Valuation		Range of Inputs
Assets (at fair value)	April 30, 2015	Technique	Unobservable Inputs	(Weighted Average)
Investment in securities:
Common stock	$195,312	Market Approach	Discount for lack of marketability	20%
			Recent Trading History	$0.78
Investments in private investment companies:
Calendonian Royalty Corp.	$2,016,223	Annualized Yield Comparable Securities	Dividend Range	$0.09 - 0.11 ($0.10)
			Comparable Stock Prices	$17.83 - 33.05 ($25.44)

Twentieth Century Masters Collection, LLC	$2,000,000	Transaction Price	Acquistion Value	$2,000,000

West Shore Real Return Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

April 30, 2015

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

A summary of the Funds’ investment in the CFCs is as follows:

		CFC Net Assets At	% Of Total Net Assets
	Inception Date of CFC	April 30, 2015	at April 30, 2015
WSRRIL	3/24/2014	6,403,506	15.61%

For tax purposes, WSRRIL is an exempted Cayman investment company. WSRRIL has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, WSRRIL is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, WSRRIL’ net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Foreign Currency – The accounting records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

West Shore Real Return Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

April 30, 2015

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2013-2014. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended April 30, 2015, amounted to $30,698,532 and $23,611,631 respectively.

4.	ADVISORY FEES AND OTHER FEES PAID TO AFFILIATED PARTIES

Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “waiver agreement”), until at least August 31, 2015, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.15%, 1.75%, 2.00%, and 2.25%, of the Fund’s average daily net assets for Class A, Class I, Class N, and Class R shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three

West Shore Real Return Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

April 30, 2015

years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 2.15%, 1.75%, 2.00%, and 2.25% of average daily net assets attributable to Class A, I, N, and R shares, respectively the Adviser shall be entitled to be reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the limitations of average daily net assets for each class respectively. If Fund Operating Expenses attributable to Class A, I, N and R shares subsequently exceed the limitations per annum of the average daily net assets, the reimbursements shall be suspended. The Adviser may seek recoupment only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the year ended April 30, 2015, the Adviser recaptured fees in the amount of $2,975.

The following amounts are subject to recapture by the Fund by the following date:

4/30/2017
$50,010

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.40%, 0.25%, and 0.50% of its average daily net assets for Class A, N, and Class R, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS, to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class I, Class N and Class R shares. For the year ended April 30, 2015, the Distributor received $0 in underwriting commissions for sales of Class A shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a

West Shore Real Return Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

April 30, 2015

consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) – Gemcom, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 1 year. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the year ended April 30, 2015, the Fund assessed $2,440 in redemption fees.

6.	INVESTMENTS IN AFFILIATED COMPANIES

An ’‘affiliated company’’ of a mutual fund includes, among others: any company where the fund owns 5% or more of the company’s voting securities, and any company under common control with the fund. Companies which are affiliates of the Fund at April 30, 2015, are noted in the Fund’s Consolidated Portfolio of Investments.

The Twentieth Century Masters Collection, LLC (“TCMC”) is a private fund and is an affiliated company of the Fund because the Fund owns more than 5% of the outstanding interests in TCMC.

Transactions during the year with TCMC were as follows:

				Dividends
	Value- Beginning			Credited to	Realized	Unrealized	Value - End of
Description	of Year	Purchases	Sales Proceeds	Income	Gain/Loss	Gain/Loss	Year
Twentieth Century Masters Collection, LLC	2,000,000	—	—	64,130	—	—	2,000,000

7.	UNDERLYING INVESTMENT IN MONEY MARKET FUND

The Fund currently invests a portion of its assets in the Morgan Stanley Institutional Liquidity Fund – Treasury Securities Portfolio (the “Morgan Stanley”). The Fund may redeem its investment in Morgan Stanley at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of Morgan Stanley. The financial statements of the Morgan Stanley, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of April 30, 2015, the percentage of the Fund’s net assets invested in the Morgan Stanley was 26.8%.

West Shore Real Return Income Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

April 30, 2015

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following periods was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	April 30, 2015	April 30, 2014
Ordinary Income	$416,315	$5,799
Long-Term Capital Gain	2,087	—
Return of Capital	—	—
	$418,402	$5,799

As of April 30, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$46,218	$—	$—	$—	$(67,238)	$(195,568)	$(216,588)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and adjustments for partnerships and treasury inflation protected securities, and the Fund’s holding in West Shore Real Return Income Fund Ltd.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $67,238.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), and adjustments for return of capital distributions from corporations, real estate investment trusts, passive foreign investment companies, partnerships, grantor and royalty trusts, and the reclass of ordinary income distributions, resulted in reclassifications for the year ended April 30, 2015 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$(277,446)	$277,446

9.	SUBSEQUENT EVENTS

Subsequent events after the Consolidated Statement of Assets and Liabilities date have been evaluated through the date the consolidated financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

West Shore Real Return Income Fund

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments of West Shore Real Return Income Fund (the “Fund”), as of April 30, 2015, and the related consolidated statements of operations, changes in net assets, cash flows, and financial highlights for the year then ended. The consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the consolidated financial statements based on our audit. The accompanying consolidated statement of changes in net assets and consolidated financial highlights for the period December 6, 2013 to April 30, 2014 were audited by other auditors whose report thereon dated June 27, 2014, expressed an unqualified opinion on those consolidated financial statements and consolidated financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2015, by correspondence with the custodian and the broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of West Shore Real Return Income Fund, as of April 30, 2015, the results of its operations, changes in net assets, cash flows, and its financial highlights for the year then ended April 30, 2015, in conformity with accounting principles generally accepted in the United States of America.

Roseland, New Jersey

July 13, 2015

KPMG LLP is a Delaware limited liability partnership,
the U.S. member firm of KPMG International Cooperative
(“KPMG International”), a Swiss entity.

WEST SHORE REAL RETURN INCOME FUND

EXPENSE EXAMPLES (Unaudited)

April 30, 2015

As a shareholder of the West Shore Real Return Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares and; (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 through April 30, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the West Shore Real Return Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	11/1/14	4/30/15	11/1/14 – 4/30/15	11/1/14 – 4/30/15
Class A	$1,000.00	$ 998.50	$10.65	2.15%
Class I	1,000.00	997.70	8.67	1.75
Class N	1,000.00	996.70	9.90	2.00
Class R	1,000.00	999.50	11.15	2.25

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	11/1/14	4/30/15	11/1/14 – 4/30/15	11/1/14 – 4/30/15
Class A	$1,000.00	$1,014.13	$10.74	2.15%
Class I	1,000.00	1,016.12	8.75	1.75
Class N	1,000.00	1,014.88	9.99	2.00
Class R	1,000.00	1,013.64	11.23	2.25

*	“Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 181/365 (to reflect the full half-year period).

**	Annualized.

West Shore Real Return Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

April 30, 2015

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee, Valuation Committee Chairman	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008)	11	Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee); Northern Lights Fund Trust 1 (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Private Equity Master Fund and Altegris KKR Private Equity Fund (since 2014) (Chairman of the Valuation Committees); and Oak Hill Advisors Mortgage Strategies Fund (offshore), Ltd. (since 2014)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985-2011)	11	Schroder Global Series Trust (since 2012); Northern Lights Fund Trust 1 (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Private Equity Master Fund and Altegris KKR Private Equity Fund (since 2014) (Chairman of the Boards and Chairman of the Audit Committees)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (since 2010); Partner, Davidoff, Malito & Hutcher, LLP (2004-2010)	11	Altegris KKR Private Equity Master Fund and Altegris KKR Private Equity Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Associate Professor, University of Washington School of Law (since 2014); Assistant Professor, University of Washington School of Law (2010-2014); Partner, Howard Rice, P.C. (2007-2010);	11	Altegris KKR Private Equity Master Fund and Altegris KKR Private Equity Fund (since 2014)

4/30/15 – Two Roads v1

West Shore Real Return Income Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

April 30, 2015

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President Since Inception	Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012);and President and Manager, GemCom LLC (2004 - 2011).	N/A	Northern Lights Fund Trust (since 2013)
Richard A. Malinowski 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1983	Secretary Since 2013	Assistant Vice President, Gemini Fund Services, LLC, (2012 – present); Vice President and Manager, BNY Mellon Investment Servicing (US), Inc., (2011-2012); Senior Specialist, BNY Mellon Investment Servicing (US), Inc.(formerly PNC Global Investment Servicing (US) Inc.) (2008-2011).	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	Treasurer Since Inception	Senior Vice President (2012 to present); Vice President (from 2004 to Present; Gemini Fund Services, LLC.	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present); Regulatory and Compliance Professional, Mick & Associates (August, 2009 - September 2011); Assistant Director, FINRA (January 2000 – August 2009).	N/A	N/A

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-973-8637.

4/30/15 – Two Roads v1

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-397-8728 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-973-8637.

INVESTMENT ADVISER
West Shore Group, LLC
21 East Euclid Avenue
Haddonfield, New Jersey 08033

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark Gersten is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Gersten is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2015 – $24,000

2014 – $18,000

(b)	Audit-Related Fees
2015 – None

2014 – None

(c)	Tax Fees

2015 – $3,500

2014 – $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2015 – None

2014 - None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2015	2014
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2015 - $3,500

2014 - $3,000

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 7/13/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 7/13/15

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 7/13/15